Portfolio of Investments
Touchstone Balanced Fund – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 65.6%
	Information Technology — 22.8%
9,507	Apple, Inc.	$ 2,420,767
1,952	Applied Materials, Inc.	399,653
6,042	Microsoft Corp.	3,129,454
10,250	NVIDIA Corp.	1,912,445
3,925	Oracle Corp.	1,103,867
2,427	Salesforce, Inc.	575,199
2,497	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	697,387
2,584	Texas Instruments, Inc.	474,758
1,587	Workday, Inc. - Class A*	382,039
		11,095,569
	Communication Services — 11.2%
9,520	Alphabet, Inc. - Class C	2,318,596
9,684	Comcast Corp. - Class A	304,271
3,129	Meta Platforms, Inc. - Class A	2,297,875
200	Netflix, Inc.*	239,784
2,504	Walt Disney Co. (The)	286,708
		5,447,234
	Financials — 9.4%
16,452	Bank of America Corp.	848,759
990	Berkshire Hathaway, Inc. - Class B*	497,713
7,025	Charles Schwab Corp. (The)	670,677
999	Goldman Sachs Group, Inc. (The)	795,554
821	LPL Financial Holdings, Inc.	273,138
318	Markel Group, Inc.*	607,812
2,541	Visa, Inc. - Class A	867,446
		4,561,099
	Health Care — 6.5%
2,566	Becton Dickinson & Co.	480,278
3,000	BioMarin Pharmaceutical, Inc.*	162,480
7,348	Bristol-Myers Squibb Co.	331,395
959	HCA Healthcare, Inc.	408,726
3,530	Johnson & Johnson	654,533
6,880	Medtronic PLC	655,251
1,304	UnitedHealth Group, Inc.	450,271
		3,142,934
	Consumer Discretionary — 5.4%
3,824	Airbnb, Inc. - Class A*	464,310
8,010	Amazon.com, Inc.*	1,758,756
3,528	Las Vegas Sands Corp.	189,771
2,371	Starbucks Corp.	200,587
		2,613,424
	Industrials — 5.3%
3,051	Boeing Co. (The)*	658,498
655	Deere & Co.	299,505
691	Hubbell, Inc.	297,344
2,022	RTX Corp.	338,341
5,282	SS&C Technologies Holdings, Inc.	468,830
3,096	Stanley Black & Decker, Inc.	230,126
3,060	Uber Technologies, Inc.*	299,788
		2,592,432
	Consumer Staples — 2.4%
1,646	Diageo PLC (United Kingdom) ADR	157,078
5,070	Monster Beverage Corp.*	341,262
4,287	Philip Morris International, Inc.	695,351
		1,193,691
	Energy — 1.3%
5,663	Exxon Mobil Corp.	638,503
Shares		Market Value
	Common Stocks — 65.6% (Continued)
	Real Estate — 0.9%
1,509	Jones Lang LaSalle, Inc.*	$ 450,105
	Materials — 0.4%
3,213	International Flavors & Fragrances, Inc.	197,728
	Total Common Stocks	$31,932,719
Principal Amount
	Corporate Bonds — 17.3%
	Financials — 4.4%
$ 85,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	81,928
93,000	American Express Co., 5.282%, 7/27/29	95,941
61,000	Bank of America Corp., 2.687%, 4/22/32	55,587
67,000	Bank of America Corp., 3.705%, 4/24/28	66,569
30,000	Bank of America Corp., 5.511%, 1/24/36	31,356
77,000	Bank of Montreal (Canada), 3.803%, 12/15/32	75,642
65,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	70,024
57,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	48,863
106,000	Citigroup, Inc., 4.542%, 9/19/30	106,502
49,000	Citigroup, Inc., 6.174%, 5/25/34	52,130
52,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.579%, 1/15/27(A)	51,486
100,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	90,735
45,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	44,684
64,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	64,047
104,000	JPMorgan Chase & Co., 2.956%, 5/13/31	97,574
82,000	JPMorgan Chase & Co., 3.509%, 1/23/29	80,929
70,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	73,617
52,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	51,539
91,000	Mastercard, Inc., 2.000%, 11/18/31	80,364
63,000	Morgan Stanley, 2.484%, 9/16/36	54,753
89,000	Morgan Stanley, 3.950%, 4/23/27	88,834
61,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	60,912
93,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	72,178
85,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.003%, 6/1/28(A)	83,946
80,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	81,869
110,000	State Street Corp., (TSFR3M + 1.262%), 5.299%, 6/15/47(A)	99,539
117,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	80,591
151,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.143%, 5/15/27(A)	149,874
56,000	US Bancorp, 4.967%, 7/22/33	56,229
		2,148,242
	Consumer Discretionary — 2.0%
125,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	108,692
74,000	BMW US Capital LLC (Germany), 144a, 4.500%, 8/11/30	74,143
70,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	70,396
54,000	Ferguson Enterprises, Inc., 4.350%, 3/15/31	53,653
131,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	118,021
20,000	Gildan Activewear, Inc. (Canada), 144a, 4.700%, 10/7/30	19,975
42,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	42,007
48,000	Home Depot, Inc. (The), 5.950%, 4/1/41	51,737
69,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	70,880
92,000	Lowe's Cos., Inc., 4.500%, 4/15/30	93,198
62,000	Mattel, Inc., 5.450%, 11/1/41	57,078
92,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	89,586

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 17.3% (Continued)
	Consumer Discretionary — 2.0% (Continued)
$ 49,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29†	$ 49,906
76,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	74,846
		974,118
	Industrials — 1.9%
82,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	75,667
68,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	71,926
80,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	59,948
78,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	79,586
72,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	74,503
54,000	Keysight Technologies, Inc., 4.950%, 10/15/34	54,326
66,000	Norfolk Southern Corp., 4.837%, 10/1/41	62,796
44,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	44,538
52,000	RTX Corp., 6.400%, 3/15/54	58,147
132,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.208%, 2/15/42(A)	119,275
80,000	Timken Co. (The), 4.500%, 12/15/28	80,482
72,000	United Parcel Service, Inc., 5.950%, 5/14/55	75,191
43,000	WestRock MWV LLC, 8.200%, 1/15/30	49,259
		905,644
	Consumer Staples — 1.7%
48,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	44,950
72,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	68,800
64,000	Cargill, Inc., 144a, 4.760%, 11/23/45	58,933
126,000	Coca-Cola Co. (The), 2.500%, 3/15/51	77,008
64,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	53,892
52,000	Kroger Co. (The), 5.000%, 4/15/42	49,369
33,000	Mars, Inc., 144a, 3.600%, 4/1/34	30,233
72,000	Mars, Inc., 144a, 5.200%, 3/1/35	73,595
45,000	PepsiCo, Inc., 1.625%, 5/1/30	40,363
97,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	83,552
102,000	Philip Morris International, Inc., 5.375%, 2/15/33	106,479
53,000	Starbucks Corp., 3.350%, 3/12/50	36,748
57,000	Tyson Foods, Inc., 5.400%, 3/15/29	58,961
51,000	Walmart, Inc., 4.500%, 9/9/52	45,691
		828,574
	Energy — 1.5%
85,000	BP Capital Markets America, Inc., 4.970%, 10/17/29	87,564
71,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	64,689
30,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	28,935
87,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	94,670
71,000	HF Sinclair Corp., 5.000%, 2/1/28	71,153
78,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	78,360
79,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	91,186
73,000	Occidental Petroleum Corp., 7.950%, 6/15/39	85,565
86,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	76,280
65,000	Western Midstream Operating LP, 5.250%, 2/1/50	56,556
		734,958
	Information Technology — 1.4%
87,000	Apple, Inc., 4.650%, 2/23/46	81,318
91,000	Broadcom, Inc., 144a, 3.419%, 4/15/33	84,219
104,000	Cisco Systems, Inc., 4.850%, 2/26/29	106,737
48,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	47,238
86,000	Marvell Technology, Inc., 2.950%, 4/15/31	79,450
41,000	Micron Technology, Inc., 2.703%, 4/15/32	36,484
20,000	Micron Technology, Inc., 6.750%, 11/1/29	21,737
113,000	Microsoft Corp., 2.525%, 6/1/50	71,425
Principal Amount		MarketValue
	Corporate Bonds — 17.3% (Continued)
	Information Technology — 1.4% (Continued)
$ 38,000	Oracle Corp., 2.650%, 7/15/26	$ 37,555
22,000	Oracle Corp., 3.600%, 4/1/40	17,666
24,000	Oracle Corp., 4.300%, 7/8/34	22,962
56,000	Texas Instruments, Inc., 5.100%, 5/23/35	57,763
		664,554
	Health Care — 1.3%
69,000	AbbVie, Inc., 4.450%, 5/14/46	61,034
74,000	Amgen, Inc., 5.150%, 3/2/28	75,742
55,000	Becton Dickinson & Co., 4.685%, 12/15/44	49,222
70,000	CommonSpirit Health, 4.187%, 10/1/49	55,494
60,000	CVS Health Corp., 5.125%, 7/20/45	54,437
85,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	69,643
59,000	Elevance Health, Inc., 4.750%, 2/15/33	59,169
76,000	HCA, Inc., 5.500%, 3/1/32	79,202
59,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	59,599
87,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	72,577
		636,119
	Communication Services — 1.1%
88,000	AT&T, Inc., 3.800%, 12/1/57	62,670
44,000	AT&T, Inc., 4.500%, 5/15/35	42,511
49,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	48,361
61,000	Comcast Corp., 4.000%, 3/1/48	47,642
85,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34†	86,232
96,000	T-Mobile USA, Inc., 3.875%, 4/15/30	94,141
35,000	T-Mobile USA, Inc., 5.750%, 1/15/54	35,014
80,000	Verizon Communications, Inc., 2.987%, 10/30/56	49,285
98,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	95,034
		560,890
	Utilities — 1.1%
40,000	Calpine Corp., 144a, 5.000%, 2/1/31	39,882
115,000	CMS Energy Corp., 4.750%, 6/1/50	112,138
81,000	Duke Energy Progress LLC, 4.150%, 12/1/44	68,709
59,000	Edison International, 4.125%, 3/15/28	57,925
43,000	Georgia Power Co., 5.950%, 2/1/39	45,136
85,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	52,900
78,000	Oncor Electric Delivery Co. LLC, 144a, 5.800%, 4/1/55	80,333
73,000	PacifiCorp., 5.750%, 4/1/37	75,417
		532,440
	Real Estate — 0.7%
87,000	American Tower Corp. REIT, 5.900%, 11/15/33	93,257
82,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	83,162
77,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	74,439
46,000	Store Capital LLC REIT, 2.700%, 12/1/31	40,280
8,000	Store Capital LLC REIT, 2.750%, 11/18/30	7,274
44,000	Store Capital LLC REIT, 4.625%, 3/15/29	43,715
		342,127
	Materials — 0.2%
38,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	39,135
68,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	58,673
		97,808
	Total Corporate Bonds	$8,425,474
	U.S. Government Mortgage-Backed Obligations — 6.1%
77,684	FHLMC, Pool #G05624, 4.500%, 9/1/39	78,256
51,529	FHLMC, Pool #Q29260, 4.000%, 10/1/44	49,856
257,508	FHLMC REMIC, Pool #QE9228, 4.500%, 9/1/52	250,909
191,169	FHLMC REMIC, Pool #QX4026, 5.500%, 1/1/55	194,289
133,388	FHLMC REMIC, Pool #RA7357, 4.500%, 7/1/52	130,333

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	U.S. Government Mortgage-Backed Obligations — 6.1% (Continued)
$ 138,890	FHLMC REMIC, Pool #RA7483, 4.000%, 6/1/52	$ 131,343
131,632	FHLMC REMIC, Pool #SB0762, 2.500%, 4/1/37	123,741
270,495	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	264,324
237,729	FHLMC REMIC, Pool #SD1515, 4.500%, 8/1/52	232,633
230,380	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	231,002
239,447	FHLMC REMIC, Pool #SD1638, 5.000%, 9/1/52	239,072
309,703	FHLMC REMIC, Pool #SD8212, 2.500%, 5/1/52	261,542
152,296	FHLMC REMIC, Pool #SD8220, 3.000%, 6/1/52	134,029
27,648	FNMA, Pool #725423, 5.500%, 5/1/34	28,389
24,924	FNMA, Pool #725610, 5.500%, 7/1/34	25,526
6,194	FNMA, Pool #890310, 4.500%, 12/1/40	6,211
22,338	FNMA, Pool #AD9193, 5.000%, 9/1/40	22,885
202,354	FNMA, Pool #FA0499, 5.000%, 10/1/53	201,282
217,028	FNMA, Pool #FS2906, 5.000%, 9/1/52	216,729
143,642	FNMA, Pool #FS9194, 3.500%, 2/1/52	131,824
	Total U.S. Government Mortgage-Backed Obligations	$2,954,175
	U.S. Treasury Obligations — 4.6%
395,000	U.S. Treasury Bond, 4.750%, 2/15/45	397,098
15,000	U.S. Treasury Bond, 4.750%, 8/15/55	15,040
276,415	U.S. Treasury Inflation Indexed Notes, 2.375%, 2/15/55	269,409
205,000	U.S. Treasury Note, 3.750%, 4/15/28	205,665
1,010,000	U.S. Treasury Note, 4.000%, 5/31/30	1,022,073
300,000	U.S. Treasury Note, 4.250%, 8/15/35	302,437
	Total U.S. Treasury Obligations	$2,211,722
	Non-Agency Collateralized Mortgage Obligations — 2.5%
119,143	CIM Trust, Ser 2021-J3, Class A7, 144a, 2.500%, 6/25/51(A)(B)	106,462
134,496	Flagstar Mortgage Trust, Ser 2021-4, Class A1, 144a, 2.500%, 6/1/51(A)(B)	111,812
65,655	Flagstar Mortgage Trust, Ser 2021-5INV, Class A16, 144a, 2.500%, 7/25/51(A)(B)	54,029
177,328	GS Mortgage-Backed Securities Trust, Ser 2021-PJ10, Class A8, 144a, 2.500%, 3/25/52(A)(B)	158,380
77,004	GS Mortgage-Backed Securities Trust, Ser 2021-PJ9, Class A8, 144a, 2.500%, 2/26/52(A)(B)	68,772
114,202	JP Morgan Mortgage Trust, Ser 2021-13, Class A4, 144a, 2.500%, 4/25/52(A)(B)	102,562
70,569	Mello Mortgage Capital Acceptance, Ser 2021-MTG3, Class A9, 144a, 2.500%, 7/1/51(A)(B)	63,735
129,716	New Residential Mortgage Loan Trust, Ser 2021-INV2, Class A7, 144a, 2.500%, 9/25/51(A)(B)	116,762
141,944	Provident Funding Mortgage Trust, Ser 2021-J1, Class A3, 144a, 2.500%, 10/25/51(A)(B)	126,422
135,587	PSMC Trust, Ser 2021-3, Class A3, 144a, 2.500%, 8/25/51(A)(B)	122,397
139,063	Rate Mortgage Trust, Ser 2021-J3, Class A7, 144a, 2.500%, 10/25/51(A)(B)	123,465
95,000	Towd Point Mortgage Trust, Ser 2020-4, Class A2, 144a, 2.500%, 10/25/60	78,138
	Total Non-Agency Collateralized Mortgage Obligations	$1,232,936
	Commercial Mortgage-Backed Securities — 1.9%
60,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	54,701
280,000	BANK, Ser 2021-BN37, Class A5, 2.618%, 11/15/64(A)(B)	249,144
255,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	235,882
170,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	166,901
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 1.9% (Continued)
$ 75,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	$ 74,531
170,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C51, Class A4, 3.311%, 6/15/52	160,891
	Total Commercial Mortgage-Backed Securities	$942,050
Shares
Exchange-Traded Fund — 0.9%
11,938	iShares Broad USD High Yield Corporate Bond ETF	451,018
Principal Amount
	Sovereign Government Obligations — 0.3%
$ 119,000	Peruvian Government International Bond, 2.780%, 12/1/60	66,324
61,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	58,964
	Total Sovereign Government Obligations	$125,288
Shares
	Short-Term Investment Funds — 1.0%
422,254	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	422,254
72,325	Invesco Government & Agency Portfolio, Institutional Class, 4.05%∞Ω**	72,325
	Total Short-Term Investment Funds	$494,579
	Total Investment Securities—100.2% (Cost $33,054,515)	$48,769,961
	Liabilities in Excess of Other Assets — (0.2%)	(95,078)
	Net Assets — 100.0%	$48,674,883
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2025 was $70,176.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $3,318,374 or 6.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Balanced Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$31,932,719	$—	$—	$31,932,719
Corporate Bonds	—	8,425,474	—	8,425,474
U.S. Government Mortgage-Backed Obligations	—	2,954,175	—	2,954,175
U.S. Treasury Obligations	—	2,211,722	—	2,211,722
Non-Agency Collateralized Mortgage Obligations	—	1,232,936	—	1,232,936
Commercial Mortgage-Backed Securities	—	942,050	—	942,050
Exchange-Traded Fund	451,018	—	—	451,018
Sovereign Government Obligations	—	125,288	—	125,288
Short-Term Investment Funds	494,579	—	—	494,579
Total	$32,878,316	$15,891,645	$—	$48,769,961
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Bond Fund – September 30, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 41.4%
	Financials — 9.8%
$ 136,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	$ 131,084
16,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	16,530
41,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 7.411%, 8/15/53(A)	40,997
4,000	Ally Financial, Inc., 8.000%, 11/1/31	4,553
178,000	American Express Co., 5.282%, 7/27/29	183,629
101,000	Bank of America Corp., 2.687%, 4/22/32	92,038
126,000	Bank of America Corp., 3.705%, 4/24/28	125,190
39,000	Bank of America Corp., 5.511%, 1/24/36	40,762
168,000	Bank of Montreal (Canada), 3.803%, 12/15/32	165,037
154,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	165,904
122,000	Bank of Nova Scotia (The) (Canada), Ser 2, 3.625%, 10/27/81	116,208
187,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	168,598
89,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	76,295
189,000	Citigroup, Inc., 4.542%, 9/19/30	189,896
91,000	Citigroup, Inc., 6.174%, 5/25/34	96,813
155,000	Citizens Bank NA, 4.575%, 8/9/28	155,953
15,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	15,760
10,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	10,026
3,000	CrossCountry Intermediate HoldCo LLC, 144a, 6.500%, 10/1/30	3,010
108,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.579%, 1/15/27(A)	106,932
7,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	6,855
4,000	Freedom Mortgage Corp., 144a, 12.000%, 10/1/28	4,240
2,000	Freedom Mortgage Holdings LLC, 144a, 7.875%, 4/1/33	2,060
18,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	18,996
14,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	14,615
7,000	goeasy Ltd. (Canada), 144a, 6.875%, 5/15/30	6,944
5,000	goeasy Ltd. (Canada), 144a, 7.625%, 7/1/29	5,063
177,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	160,601
92,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	91,355
150,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	150,110
17,000	Jane Street Group / JSG Finance, Inc., 144a, 6.125%, 11/1/32†	17,230
6,000	Jane Street Group / JSG Finance, Inc., 144a, 6.750%, 5/1/33	6,223
7,000	Jefferson Capital Holdings LLC, 144a, 8.250%, 5/15/30	7,325
129,000	JPMorgan Chase & Co., 2.956%, 5/13/31	121,029
168,000	JPMorgan Chase & Co., 3.509%, 1/23/29	165,806
41,000	JPMorgan Chase & Co., 4.946%, 10/22/35	41,347
129,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	135,666
94,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	93,167
188,000	Mastercard, Inc., 2.000%, 11/18/31	166,026
148,000	Morgan Stanley, 2.484%, 9/16/36	128,626
156,000	Morgan Stanley, 3.950%, 4/23/27	155,710
6,000	Nationstar Mortgage Holdings, Inc., 144a, 6.500%, 8/1/29	6,158
16,000	Nationstar Mortgage Holdings, Inc., 144a, 7.125%, 2/1/32	16,736
4,000	Navient Corp., 4.875%, 3/15/28	3,924
10,000	Navient Corp., 5.000%, 3/15/27	9,961
4,000	Navient Corp., 7.875%, 6/15/32	4,210
138,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	137,801
198,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	153,668
7,000	OneMain Finance Corp., 3.875%, 9/15/28	6,728
5,000	OneMain Finance Corp., 4.000%, 9/15/30	4,648
9,000	OneMain Finance Corp., 6.500%, 3/15/33	9,022
Principal Amount		Market Value
	Corporate Bonds — 41.4% (Continued)
	Financials — 9.8% (Continued)
$ 6,000	OneMain Finance Corp., 6.625%, 5/15/29	$ 6,168
2,000	OneMain Finance Corp., 7.125%, 3/15/26	2,018
4,000	OneMain Finance Corp., 7.125%, 9/15/32	4,132
5,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	4,955
6,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	6,368
6,000	PennyMac Financial Services, Inc., 144a, 7.125%, 11/15/30	6,248
136,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.003%, 6/1/28(A)	134,313
3,000	PRA Group, Inc., 144a, 8.375%, 2/1/28	3,068
19,000	PRA Group, Inc., 144a, 8.875%, 1/31/30	19,608
152,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	155,551
17,000	SBL Holdings, Inc., 144a, 9.508%(B)	17,680
245,000	State Street Corp., (TSFR3M + 1.262%), 5.299%, 6/15/47(A)	221,699
194,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	133,630
260,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.143%, 5/15/27(A)	258,060
119,000	US Bancorp, 4.967%, 7/22/33	119,488
		4,850,051
	Consumer Discretionary — 4.9%
215,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	186,951
16,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	15,890
2,000	American Axle & Manufacturing, Inc., 144a, 6.375%, 10/15/32	1,996
2,000	American Axle & Manufacturing, Inc., 144a, 7.750%, 10/15/33	2,015
8,000	Beazer Homes USA, Inc., 7.250%, 10/15/29	8,138
6,000	Beazer Homes USA, Inc., 144a, 7.500%, 3/15/31	6,079
25,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	24,606
162,000	BMW US Capital LLC (Germany), 144a, 4.500%, 8/11/30	162,313
4,000	Carnival Corp., 144a, 5.125%, 5/1/29	4,000
28,000	Carnival Corp., 144a, 5.750%, 8/1/32	28,490
12,000	Carnival Corp., 144a, 5.875%, 6/15/31	12,297
4,000	Carnival Corp., 144a, 6.125%, 2/15/33	4,100
10,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	9,473
10,000	Century Communities, Inc., 144a, 6.625%, 9/15/33	10,089
17,000	Champ Acquisition Corp., 144a, 8.375%, 12/1/31	18,068
128,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	128,725
124,000	Ferguson Enterprises, Inc., 4.350%, 3/15/31	123,203
9,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	8,420
338,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	304,512
46,000	Gildan Activewear, Inc. (Canada), 144a, 4.700%, 10/7/30	45,942
94,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	94,015
9,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	8,386
19,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	18,469
4,000	Group 1 Automotive, Inc., 144a, 6.375%, 1/15/30	4,092
114,000	Home Depot, Inc. (The), 5.950%, 4/1/41	122,876
119,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	122,242
19,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	19,897
12,000	LGI Homes, Inc., 144a, 7.000%, 11/15/32	11,687
15,000	Light & Wonder International, Inc., 144a, 6.250%, 10/1/33	15,025
2,000	Lindblad Expeditions LLC, 144a, 7.000%, 9/15/30	2,039
11,000	Lithia Motors, Inc., 144a, 5.500%, 10/1/30	11,005
155,000	Lowe's Cos., Inc., 4.500%, 4/15/30	157,018
124,000	Mattel, Inc., 5.450%, 11/1/41	114,157
169,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	164,565
21,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	19,250
4,000	NCL Corp. Ltd., 144a, 5.875%, 1/15/31	3,998
2,000	NCL Corp. Ltd., 144a, 6.250%, 9/15/33	2,011
8,000	NCL Corp. Ltd., 144a, 6.750%, 2/1/32	8,225
11,000	Newell Brands, Inc., 6.375%, 9/15/27	11,152

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 41.4% (Continued)
	Consumer Discretionary — 4.9% (Continued)
$ 6,000	Newell Brands, Inc., 6.625%, 5/15/32	$ 5,900
5,000	Newell Brands, Inc., 144a, 8.500%, 6/1/28	5,288
9,000	Nissan Motor Acceptance Co. LLC, 144a, 6.125%, 9/30/30	8,998
22,000	QXO Building Products, Inc., 144a, 6.750%, 4/30/32	22,743
16,000	Sonic Automotive, Inc., 144a, 4.625%, 11/15/29	15,522
32,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	31,622
11,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	10,376
10,000	Taylor Morrison Communities, Inc., 144a, 5.125%, 8/1/30	9,969
93,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29†	94,720
184,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	181,206
4,000	Viking Cruises Ltd., 144a, 5.875%, 10/15/33	4,004
15,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	15,862
8,000	Warnermedia Holdings, Inc., 4.279%, 3/15/32†	7,330
21,000	Warnermedia Holdings, Inc., 5.050%, 3/15/42	16,747
2,000	Winnebago Industries, Inc., 144a, 6.250%, 7/15/28	1,996
		2,447,699
	Industrials — 4.6%
11,000	AAR Escrow Issuer LLC, 144a, 6.750%, 3/15/29	11,329
136,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	125,497
13,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	12,563
8,000	Amsted Industries, Inc., 144a, 6.375%, 3/15/33	8,211
17,000	BNSF Funding Trust I, 6.613%, 12/15/55	16,978
6,000	Bombardier, Inc. (Canada), 144a, 8.750%, 11/15/30	6,470
17,000	Brundage-Bone Concrete Pumping Holdings, Inc., 144a, 7.500%, 2/1/32	17,166
15,000	Builders FirstSource, Inc., 144a, 6.375%, 6/15/32	15,505
142,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	150,197
24,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	23,428
179,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	134,133
8,000	Cascades, Inc. / Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	7,937
8,000	Clean Harbors, Inc., 144a, 5.750%, 10/15/33	8,070
10,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	9,408
4,000	Clydesdale Acquisition Holdings, Inc., 144a, 6.750%, 4/15/32	4,103
184,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	187,741
10,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	10,277
3,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.750%, 7/15/31	3,115
4,000	FTAI Aviation Investors LLC, 144a, 5.500%, 5/1/28	4,002
2,000	FTAI Aviation Investors LLC, 144a, 7.000%, 6/15/32	2,093
2,000	FTAI Aviation Investors LLC, 144a, 7.875%, 12/1/30	2,125
25,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	24,315
111,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	114,860
98,000	Keysight Technologies, Inc., 4.950%, 10/15/34	98,592
16,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	16,821
4,000	Mauser Packaging Solutions Holding Co., 144a, 7.875%, 8/15/26	3,977
17,000	Mauser Packaging Solutions Holding Co., 144a, 7.875%, 4/15/27	17,167
17,000	Moog, Inc., 144a, 4.250%, 12/15/27	16,740
122,000	Norfolk Southern Corp., 4.837%, 10/1/41	116,077
15,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	15,281
7,000	Owens-Brockway Glass Container, Inc., 144a, 7.375%, 6/1/32	7,066
81,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	81,991
Principal Amount		Market Value
	Corporate Bonds — 41.4% (Continued)
	Industrials — 4.6% (Continued)
$ 12,000	Quikrete Holdings, Inc., 144a, 6.375%, 3/1/32	$ 12,431
18,000	Roller Bearing Co. of America, Inc., 144a, 4.375%, 10/15/29	17,486
84,000	RTX Corp., 6.400%, 3/15/54	93,931
12,000	Sensata Technologies, Inc., 144a, 3.750%, 2/15/31	11,075
10,000	Smyrna Ready Mix Concrete LLC, 144a, 8.875%, 11/15/31	10,552
7,000	Standard Building Solutions, Inc., 144a, 6.250%, 8/1/33	7,090
3,000	Standard Building Solutions, Inc., 144a, 6.500%, 8/15/32	3,079
8,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	7,243
25,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	25,083
11,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	11,582
16,000	Terex Corp., 144a, 6.250%, 10/15/32	16,299
321,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.208%, 2/15/42(A)	290,056
145,000	Timken Co. (The), 4.500%, 12/15/28	145,873
2,000	TransDigm, Inc., 144a, 6.250%, 1/31/34	2,055
10,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	10,223
16,000	TransDigm, Inc., 144a, 6.625%, 3/1/32	16,471
160,000	United Parcel Service, Inc., 5.950%, 5/14/55	167,091
4,000	Waste Pro USA, Inc., 144a, 7.000%, 2/1/33	4,143
6,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/29	6,177
3,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/33	3,110
6,000	WESCO Distribution, Inc., 144a, 6.625%, 3/15/32	6,235
102,000	WestRock MWV LLC, 8.200%, 1/15/30	116,846
22,000	XPO, Inc., 144a, 7.125%, 2/1/32	23,103
		2,280,469
	Energy — 4.2%
135,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	132,931
8,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.000%, 7/15/29	8,289
5,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.250%, 7/15/32	5,259
15,000	Bristow Group, Inc., 144a, 6.875%, 3/1/28	15,083
165,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	150,334
52,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	50,154
14,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	14,511
8,000	Crescent Energy Finance LLC, 144a, 7.625%, 4/1/32	7,945
229,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	249,188
16,000	Diamond Foreign Asset Co. / Diamond Finance LLC, 144a, 8.500%, 10/1/30	16,956
31,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	33,300
11,000	Energy Transfer LP, 8.000%, 5/15/54	11,756
4,000	Energy Transfer LP, Ser G, 7.125%(B)	4,133
7,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	7,298
7,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/29	7,302
12,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	12,701
128,000	HF Sinclair Corp., 5.000%, 2/1/28	128,275
9,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	8,866
5,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	4,922
7,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	6,732
8,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 8.375%, 11/1/33	8,402
15,000	Kinetik Holdings LP, 144a, 5.875%, 6/15/30	15,089
17,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	17,445

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 41.4% (Continued)
	Energy — 4.2% (Continued)
$ 176,056	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	$ 150,752
198,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	198,913
12,000	Murphy Oil Corp., 6.000%, 10/1/32	11,826
148,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	170,830
2,000	Noble Finance II LLC, 144a, 8.000%, 4/15/30	2,070
125,000	Occidental Petroleum Corp., 7.950%, 6/15/39	146,516
21,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	20,460
6,000	Parkland Corp. (Canada), 144a, 6.625%, 8/15/32	6,162
12,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29†	12,462
19,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	19,103
6,000	Rockies Express Pipeline LLC, 144a, 7.500%, 7/15/38	6,398
206,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	182,718
15,000	SESI LLC, 144a, 7.875%, 9/30/30	14,992
6,000	SM Energy Co., 144a, 6.750%, 8/1/29	6,029
10,000	SM Energy Co., 144a, 7.000%, 8/1/32	10,005
2,000	Sunoco LP, 144a, 5.625%, 3/15/31	1,986
10,000	Sunoco LP, 144a, 5.875%, 3/15/34	9,914
16,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	16,477
15,000	Tidewater, Inc., 144a, 9.125%, 7/15/30	16,106
11,000	Valaris Ltd., 144a, 8.375%, 4/30/30	11,396
9,000	Venture Global Calcasieu Pass LLC, 144a, 6.250%, 1/15/30	9,382
10,000	Venture Global LNG, Inc., 144a, 7.000%, 1/15/30	10,335
17,000	Venture Global LNG, Inc., 144a, 9.000%(B)	16,848
5,000	Weatherford International Ltd., 144a, 6.750%, 10/15/33	5,004
151,000	Western Midstream Operating LP, 5.250%, 2/1/50	131,383
		2,104,938
	Consumer Staples — 3.9%
13,000	ACCO Brands Corp., 144a, 4.250%, 3/15/29	11,741
12,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	12,584
17,000	AMN Healthcare, Inc., 144a, 4.625%, 10/1/27	16,993
9,000	AMN Healthcare, Inc., 144a, 6.500%, 1/15/31	9,032
93,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	87,092
152,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	150,730
8,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.000%, 2/15/31	8,276
6,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	6,224
4,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.375%, 6/15/32	4,184
138,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	131,867
116,000	Cargill, Inc., 144a, 4.760%, 11/23/45	106,816
225,000	Coca-Cola Co. (The), 2.500%, 3/15/51	137,514
4,000	Coty, Inc. /HFC Prestige Products, Inc./HFC Prestige International US LLC, 144a, 6.625%, 7/15/30	4,079
118,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	99,363
21,000	Gap, Inc. (The), 144a, 3.875%, 10/1/31	19,082
16,000	Herc Holdings, Inc., 144a, 5.500%, 7/15/27	15,960
6,000	Herc Holdings, Inc., 144a, 6.625%, 6/15/29	6,165
8,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	8,309
14,000	Ingles Markets, Inc., 144a, 4.000%, 6/15/31†	13,148
107,000	Kroger Co. (The), 5.000%, 4/15/42	101,586
35,000	Mars, Inc., 144a, 3.600%, 4/1/34	32,065
154,000	Mars, Inc., 144a, 5.200%, 3/1/35	157,413
10,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	10,243
220,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	189,499
188,000	Philip Morris International, Inc., 5.375%, 2/15/33	196,255
Principal Amount		Market Value
	Corporate Bonds — 41.4% (Continued)
	Consumer Staples — 3.9% (Continued)
$ 9,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	$ 8,677
17,000	Post Holdings, Inc., 144a, 6.250%, 10/15/34	17,137
8,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	7,804
10,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144a, 6.750%, 8/15/32	10,339
25,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	23,963
83,000	Starbucks Corp., 3.350%, 3/12/50	57,548
39,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	41,258
96,000	Tyson Foods, Inc., 5.400%, 3/15/29	99,302
13,000	Velocity Vehicle Group LLC, 144a, 8.000%, 6/1/29	13,057
12,000	VT Topco, Inc., 144a, 8.500%, 8/15/30	12,211
99,000	Walmart, Inc., 4.500%, 9/9/52	88,695
		1,916,211
	Information Technology — 3.2%
3,000	Amentum Holdings, Inc., 144a, 7.250%, 8/1/32	3,115
13,000	Amkor Technology, Inc., 144a, 5.875%, 10/1/33	13,132
170,000	Apple, Inc., 4.650%, 2/23/46	158,897
217,000	Broadcom, Inc., 4.150%, 11/15/30	216,186
12,000	Broadcom, Inc., 144a, 3.419%, 4/15/33	11,106
4,000	CACI International, Inc., 144a, 6.375%, 6/15/33	4,128
203,000	Cisco Systems, Inc., 4.850%, 2/26/29†	208,342
23,000	Cloud Software Group, Inc., 144a, 6.500%, 3/31/29	23,201
21,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	22,284
21,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	20,974
112,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	110,222
182,000	Marvell Technology, Inc., 2.950%, 4/15/31	168,139
102,000	Micron Technology, Inc., 2.703%, 4/15/32	90,765
42,000	Micron Technology, Inc., 6.750%, 11/1/29	45,647
210,000	Microsoft Corp., 2.525%, 6/1/50	132,736
11,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	10,401
11,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	10,701
87,000	Oracle Corp., 2.650%, 7/15/26	85,982
61,000	Oracle Corp., 3.600%, 4/1/40	48,982
48,000	Oracle Corp., 4.300%, 7/8/34	45,925
5,000	Science Applications International Corp., 144a, 5.875%, 11/1/33	5,006
8,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	7,990
126,000	Texas Instruments, Inc., 5.100%, 5/23/35	129,967
3,000	Zebra Technologies Corp., 144a, 6.500%, 6/1/32	3,081
		1,576,909
	Health Care — 3.1%
142,000	AbbVie, Inc., 4.450%, 5/14/46	125,606
6,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	5,873
10,000	Acadia Healthcare Co., Inc., 144a, 7.375%, 3/15/33	10,379
8,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	7,562
7,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	6,675
118,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	90,814
152,000	Amgen, Inc., 5.150%, 3/2/28	155,579
11,000	Avantor Funding, Inc., 144a, 3.875%, 11/1/29	10,461
133,000	Becton Dickinson & Co., 4.685%, 12/15/44	119,028
132,000	CommonSpirit Health, 4.187%, 10/1/49	104,646
3,000	Concentra Health Services, Inc., 144a, 6.875%, 7/15/32	3,116
121,000	CVS Health Corp., 5.125%, 7/20/45	109,780
6,000	DaVita, Inc., 144a, 6.750%, 7/15/33	6,187
8,000	DaVita, Inc., 144a, 6.875%, 9/1/32	8,264
147,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	120,442
136,000	Elevance Health, Inc., 4.750%, 2/15/33	136,390
18,000	Global Medical Response, Inc., 144a, 7.375%, 10/1/32	18,522

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 41.4% (Continued)
	Health Care — 3.1% (Continued)
$ 170,000	HCA, Inc., 5.500%, 3/1/32	$ 177,161
5,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144a, 6.250%, 4/1/29	5,132
17,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	15,427
4,000	Molina Healthcare, Inc., 144a, 6.250%, 1/15/33	4,033
13,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	12,537
23,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	22,848
19,000	Tenet Healthcare Corp., 6.125%, 10/1/28	19,016
113,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	114,148
156,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	130,137
		1,539,763
	Communication Services — 2.8%
13,000	AMC Networks, Inc., 144a, 10.250%, 1/15/29	13,699
100,000	AT&T, Inc., 3.800%, 12/1/57	71,216
120,000	AT&T, Inc., 4.500%, 5/15/35	115,939
5,000	Block Communications, Inc., 144a, 4.875%, 3/1/28	4,788
12,000	Cable One, Inc., 144a, 4.000%, 11/15/30	10,167
36,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	33,164
13,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 5/1/32	11,830
8,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	8,110
18,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31	18,598
46,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	44,149
8,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 1/15/34	6,911
103,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	101,658
122,000	Comcast Corp., 4.000%, 3/1/48	95,284
11,000	Directv Financing LLC, 144a, 8.875%, 2/1/30	10,916
22,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	21,965
9,000	GCI LLC, 144a, 4.750%, 10/15/28	8,746
14,000	Gen Digital, Inc., 144a, 6.750%, 9/30/27	14,212
8,980	Level 3 Financing, Inc., 144a, 6.875%, 6/30/33	9,153
12,488	Level 3 Financing, Inc., 144a, 7.000%, 3/31/34	12,731
7,000	Midcontinent Communications, 144a, 8.000%, 8/15/32	7,212
16,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	15,979
161,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	163,334
3,000	Sinclair Television Group, Inc., 144a, 8.125%, 2/15/33	3,085
11,000	Sirius XM Radio LLC, 144a, 4.000%, 7/15/28	10,621
3,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	2,914
168,000	T-Mobile USA, Inc., 3.875%, 4/15/30	164,747
74,000	T-Mobile USA, Inc., 5.750%, 1/15/54	74,030
8,000	Univision Communications, Inc., 144a, 8.000%, 8/15/28	8,289
18,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31†	18,587
170,000	Verizon Communications, Inc., 2.987%, 10/30/56	104,731
176,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	170,672
24,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	22,622
		1,380,059
	Utilities — 2.6%
27,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	26,472
16,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54	16,551
88,000	Calpine Corp., 144a, 5.000%, 2/1/31	87,740
220,000	CMS Energy Corp., 4.750%, 6/1/50	214,524
178,000	Duke Energy Progress LLC, 4.150%, 12/1/44	150,990
104,000	Edison International, 4.125%, 3/15/28	102,105
Principal Amount		Market Value
	Corporate Bonds — 41.4% (Continued)
	Utilities — 2.6% (Continued)
$ 34,000	Edison International, 7.875%, 6/15/54	$ 34,685
106,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	99,855
67,000	Georgia Power Co., 5.950%, 2/1/39	70,328
12,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	11,969
9,000	National Rural Utilities Cooperative Finance Corp., (TSFR3M + 3.172%), 7.482%, 4/30/43(A)	8,955
15,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.314%, 10/1/66(A)	13,823
170,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	105,800
176,000	Oncor Electric Delivery Co. LLC, 144a, 5.800%, 4/1/55	181,265
17,000	PacifiCorp, 7.375%, 9/15/55	17,921
64,000	PacifiCorp., 5.750%, 4/1/37	66,119
16,000	PPL Capital Funding, Inc., Ser A, (TSFR3M + 2.927%), 6.928%, 3/30/67(A)	15,876
28,000	Sempra, 4.125%, 4/1/52	27,325
31,000	South Jersey Industries, Inc., 5.020%, 4/15/31	26,615
		1,278,918
	Real Estate — 1.7%
212,000	American Tower Corp. REIT, 5.900%, 11/15/33	227,246
181,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	183,565
10,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	9,727
182,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	175,946
11,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 144a, 8.500%, 2/15/32	11,689
12,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 4.875%, 5/15/29	11,699
6,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 7.000%, 2/1/30	6,186
10,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 4.750%, 10/15/27	9,956
19,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	18,810
60,000	Store Capital LLC REIT, 2.700%, 12/1/31	52,539
34,000	Store Capital LLC REIT, 2.750%, 11/18/30	30,916
95,000	Store Capital LLC REIT, 4.625%, 3/15/29	94,384
3,000	XHR LP REIT, 144a, 4.875%, 6/1/29	2,939
8,000	XHR LP REIT, 144a, 6.625%, 5/15/30	8,220
		843,822
	Materials — 0.6%
10,000	Celanese US Holdings LLC, 6.879%, 7/15/32	10,219
15,000	Celanese US Holdings LLC, 7.200%, 11/15/33	15,578
16,000	Magnera Corp., 144a, 7.250%, 11/15/31	15,056
12,000	NOVA Chemicals Corp. (Canada), 144a, 8.500%, 11/15/28	12,558
25,000	Novelis Corp., 144a, 4.750%, 1/30/30	24,120
17,000	Novelis Corp., 144a, 6.875%, 1/30/30	17,628
88,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	90,629
151,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	130,288
		316,076
	Total Corporate Bonds	$20,534,915
	U.S. Treasury Obligations — 28.5%
1,080,000	U.S. Treasury Bond, 4.250%, 8/15/54	996,173
2,795,000	U.S. Treasury Bond, 4.750%, 2/15/45	2,809,849
175,000	U.S. Treasury Bond, 4.750%, 8/15/55	175,465
803,652	U.S. Treasury Inflation Indexed Notes, 2.375%, 2/15/55	783,281
4,275,000	U.S. Treasury Note, 3.750%, 4/15/28	4,288,860
1,950,000	U.S. Treasury Note, 4.000%, 5/31/30	1,973,309
3,065,000	U.S. Treasury Note, 4.250%, 8/15/35	3,089,903
	Total U.S. Treasury Obligations	$14,116,840

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 7.7%
$ 675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	$ 669,203
285,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	259,829
365,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	331,287
110,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(C)	115,553
200,000	BMO Mortgage Trust, Ser 2025-5C10, Class B, 6.445%, 5/15/58(A)(C)	208,872
65,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	61,154
250,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	231,257
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(C)	224,494
210,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.715%, 10/15/36(A)	207,847
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	343,621
105,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	101,850
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 5.467%, 11/15/35(A)	333,094
355,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	352,778
70,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	68,359
80,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	79,633
220,000	Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Class B, 6.394%, 5/15/58(A)(C)	229,838
	Total Commercial Mortgage-Backed Securities	$3,818,669
	Non-Agency Collateralized Mortgage Obligations — 6.7%
22,826	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.560%, 7/25/43(A)(C)	22,229
109,526	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.484%, 6/25/45(A)(C)	107,464
200,184	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.630%, 10/25/45(A)(C)	191,687
216,108	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(C)	215,273
64,215	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.397%, 5/25/43(A)(C)	63,257
149,292	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.891%, 1/25/45(A)(C)	144,352
84,196	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.763%, 12/25/44(A)(C)	81,454
256,955	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(C)	251,130
32	Deutsche ALT-A Securities, Inc. ALT, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(C)	31
351,294	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.560%, 2/25/48(A)(C)	322,455
195,851	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(C)	195,144
268,398	JP Morgan Mortgage Trust, Ser 2018-8, Class B3, 144a, 4.028%, 1/25/49(A)(C)	247,500
189,993	Mello Mortgage Capital Acceptance, Ser 2021-MTG3, Class A9, 144a, 2.500%, 7/1/51(A)(C)	171,593
289,383	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	261,465
76,023	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	32,125
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 6.7% (Continued)
$ 28,844	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.536%, 8/25/43(A)(C)	$ 28,162
42,739	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.488%, 5/25/43(A)(C)	41,814
387,067	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.710%, 8/25/48(A)(C)	375,957
350,780	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.710%, 8/25/48(A)(C)	340,711
240,732	Sequoia Mortgage Trust, Ser 2025-S1, Class A4, 144a, 2.500%, 9/25/54(A)(C)	213,959
19,135	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	17,777
	Total Non-Agency Collateralized Mortgage Obligations	$3,325,539
	U.S. Government Mortgage-Backed Obligations — 5.4%
33,105	FHLMC, Pool #A95946, 4.000%, 1/1/41	32,318
18,734	FHLMC, Pool #A96485, 4.500%, 1/1/41	18,785
7,009	FHLMC, Pool #G03217, 5.500%, 9/1/37	7,254
2,774	FHLMC, Pool #G03781, 6.000%, 1/1/38	2,926
460,581	FHLMC REMIC, Pool #QD2143, 2.000%, 12/1/51	373,954
1,741	FNMA, Pool #561741, 7.500%, 1/1/31	1,791
104,043	FNMA, Pool #725423, 5.500%, 5/1/34	106,831
92,311	FNMA, Pool #725610, 5.500%, 7/1/34	94,540
2,583	FNMA, Pool #889734, 5.500%, 6/1/37	2,688
17,608	FNMA, Pool #AB1149, 5.000%, 6/1/40	18,040
16,601	FNMA, Pool #AB1800, 4.000%, 11/1/40	16,207
28,983	FNMA, Pool #AD3795, 4.500%, 4/1/40	29,100
35,380	FNMA, Pool #AD9150, 5.000%, 8/1/40	36,248
74,459	FNMA, Pool #AD9193, 5.000%, 9/1/40	76,285
48,477	FNMA, Pool #AE0548, 4.500%, 11/1/40	48,562
38,615	FNMA, Pool #AE4429, 4.000%, 10/1/40	37,747
56	FNMA, Pool #AH2666, 4.000%, 1/1/26	55
149	FNMA, Pool #AH3493, 4.000%, 2/1/26	149
63,671	FNMA, Pool #AL0054, 4.500%, 2/1/41	63,763
181,876	FNMA, Pool #AR9195, 3.000%, 3/1/43	167,403
153,954	FNMA, Pool #AT2016, 3.000%, 4/1/43	141,621
123,016	FNMA, Pool #BC1158, 3.500%, 2/1/46	115,085
262,407	FNMA, Pool #FM4996, 2.000%, 12/1/50	214,997
133,822	FNMA, Pool #FM5468, 2.500%, 1/1/36	126,540
230,354	FNMA, Pool #FM5682, 2.500%, 1/1/51	196,329
68,881	FNMA, Pool #MA1175, 3.000%, 9/1/42	63,442
36,918	FNMA, Pool #MA2177, 4.000%, 2/1/35	36,611
240,600	FNMA, Pool #MA4166, 3.000%, 10/1/40	224,240
54,230	GNMA, Pool #4853, 4.000%, 11/20/40	53,348
42,113	GNMA, Pool #4883, 4.500%, 12/20/40	42,395
165,961	GNMA, Pool #5175, 4.500%, 9/20/41	167,073
12,411	GNMA, Pool #736696, 4.500%, 5/15/40	12,312
101,331	GNMA, Pool #AD1745, 3.000%, 2/20/43	90,822
62,567	GNMA, Pool #MA1157, 3.500%, 7/20/43	59,264
	Total U.S. Government Mortgage-Backed Obligations	$2,678,725
	Agency Collateralized Mortgage Obligations — 3.6%
230,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	167,965
725,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	542,306
5,538	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	5,342
155,790	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	147,218
450,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	373,921
675,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	525,070
	Total Agency Collateralized Mortgage Obligations	$1,761,822

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 3.0%
$ 175,000	Drive Auto Receivables Trust, Ser 2025-2, Class D, 4.900%, 12/15/32	$ 174,901
91,083	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	90,140
279,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	271,179
145,000	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	144,407
290,250	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	286,317
384,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1R, 144a, (TSFR3M + 1.450%), 5.775%, 10/19/34(A)	383,015
156,750	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	149,006
	Total Asset-Backed Securities	$1,498,965
	Sovereign Government Obligations — 0.4%
150,000	Chile Government International Bond, 3.100%, 1/22/61	92,715
103,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	99,562
	Total Sovereign Government Obligations	$192,277
Shares
	Short-Term Investment Funds — 3.1%
1,460,408	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	1,460,408
56,613	Invesco Government & Agency Portfolio, Institutional Class, 4.05%∞Ω**	56,613
	Total Short-Term Investment Funds	$1,517,021
	Total Investment Securities—99.8% (Cost $50,509,468)	$49,444,773
	Other Assets in Excess of Liabilities — 0.2%	118,553
	Net Assets — 100.0%	$49,563,326
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2025.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2025 was $54,622.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $12,531,143 or 25.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$20,534,915	$—	$20,534,915
U.S. Treasury Obligations	—	14,116,840	—	14,116,840
Commercial Mortgage-Backed Securities	—	3,818,669	—	3,818,669
Non-Agency Collateralized Mortgage Obligations	—	3,325,539	—	3,325,539
U.S. Government Mortgage-Backed Obligations	—	2,678,725	—	2,678,725
Agency Collateralized Mortgage Obligations	—	1,761,822	—	1,761,822
Asset-Backed Securities	—	1,498,965	—	1,498,965
Sovereign Government Obligations	—	192,277	—	192,277
Short-Term Investment Funds	1,517,021	—	—	1,517,021
Other Financial Instruments
Futures
Interest rate contracts	3,159	—	—	3,159
Total Assets	$1,520,180	$47,927,752	$—	$49,447,932
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(40,437)	$—	$—	$(40,437)
Total Liabilities	$(40,437)	$—	$—	$(40,437)
Total	$1,479,743	$47,927,752	$—	$49,407,495

Touchstone Bond Fund (Unaudited) (Continued)
Futures Contracts
At September 30, 2025, $140,309 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at September 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	12/19/2025	20	$2,401,250	$3,159
Long Futures:
2-Year U.S. Treasury Note	12/31/2025	93	19,381,055	(40,437)
				$(37,278)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Common Stock Fund – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 100.2%
	Information Technology — 35.1%
60,950	Apple, Inc.	$ 15,519,698
13,071	Applied Materials, Inc.	2,676,157
43,010	Microsoft Corp.	22,277,029
68,781	NVIDIA Corp.	12,833,159
22,345	Oracle Corp.	6,284,308
16,359	Salesforce, Inc.	3,877,083
16,388	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	4,577,005
17,519	Texas Instruments, Inc.	3,218,766
10,934	Workday, Inc. - Class A*	2,632,142
		73,895,347
	Communication Services — 16.9%
63,555	Alphabet, Inc. - Class C	15,478,820
63,376	Comcast Corp. - Class A	1,991,274
20,588	Meta Platforms, Inc. - Class A	15,119,415
1,028	Netflix, Inc.*	1,232,490
16,162	Walt Disney Co. (The)	1,850,549
		35,672,548
	Financials — 14.1%
113,647	Bank of America Corp.	5,863,049
6,425	Berkshire Hathaway, Inc. - Class B*	3,230,104
50,720	Charles Schwab Corp. (The)	4,842,238
5,116	Goldman Sachs Group, Inc. (The)	4,074,127
5,498	LPL Financial Holdings, Inc.	1,829,130
2,156	Markel Group, Inc.*	4,120,892
16,711	Visa, Inc. - Class A	5,704,801
		29,664,341
	Health Care — 10.1%
17,120	Becton Dickinson & Co.	3,204,351
20,439	BioMarin Pharmaceutical, Inc.*	1,106,976
50,911	Bristol-Myers Squibb Co.	2,296,086
6,321	HCA Healthcare, Inc.	2,694,010
23,836	Johnson & Johnson	4,419,671
47,426	Medtronic PLC	4,516,852
8,908	UnitedHealth Group, Inc.	3,075,933
		21,313,879
	Consumer Discretionary — 8.6%
25,609	Airbnb, Inc. - Class A*	3,109,445
56,661	Amazon.com, Inc.*	12,441,056
24,757	Las Vegas Sands Corp.	1,331,679
14,897	Starbucks Corp.	1,260,286
		18,142,466
	Industrials — 7.1%
19,263	Boeing Co. (The)*	4,157,533
4,413	Deere & Co.	2,017,888
4,306	Hubbell, Inc.	1,852,915
Shares		Market Value
	Common Stocks — 100.2% (Continued)
	Industrials — 7.1% (Continued)
2,591	RTX Corp.	$ 433,552
33,072	SS&C Technologies Holdings, Inc.	2,935,471
21,573	Stanley Black & Decker, Inc.	1,603,521
20,834	Uber Technologies, Inc.*	2,041,107
		15,041,987
	Consumer Staples — 4.1%
11,277	Diageo PLC (United Kingdom) ADR	1,076,164
33,065	Monster Beverage Corp.*	2,225,605
32,648	Philip Morris International, Inc.	5,295,506
		8,597,275
	Energy — 2.1%
39,648	Exxon Mobil Corp.	4,470,312
	Real Estate — 1.4%
10,065	Jones Lang LaSalle, Inc.*	3,002,188
	Materials — 0.7%
22,409	International Flavors & Fragrances, Inc.	1,379,050
	Total Common Stocks	$211,179,393
	Short-Term Investment Fund — 0.0%
99,648	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	99,648
	Total Investment Securities—100.2% (Cost $84,965,627)	$211,279,041
	Liabilities in Excess of Other Assets — (0.2%)	(456,506)
	Net Assets — 100.0%	$210,822,535
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$211,179,393	$—	$—	$211,179,393
Short-Term Investment Fund	99,648	—	—	99,648
Total	$211,279,041	$—	$—	$211,279,041
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.8%
	Industrials — 19.4%
1,970	CACI International, Inc. - Class A*	$ 982,597
4,039	Clean Harbors, Inc.*	937,937
3,298	Crane Co.	607,294
13,354	CSG Systems International, Inc.	859,730
1,210	Curtiss-Wright Corp.	656,957
3,198	ESCO Technologies, Inc.	675,130
22,105	ExlService Holdings, Inc.*	973,283
4,820	Federal Signal Corp.	573,532
14,912	Hexcel Corp.	934,982
5,501	ITT, Inc.	983,359
19,372	KBR, Inc.	916,102
12,147	MAXIMUS, Inc.	1,109,871
12,274	NEXTracker, Inc. - Class A*	908,153
13,693	Zurn Elkay Water Solutions Corp.	643,982
		11,762,909
	Information Technology — 18.9%
3,632	Advanced Energy Industries, Inc.	617,949
26,620	Box, Inc. - Class A*	859,027
79,019	CCC Intelligent Solutions Holdings, Inc.*	719,863
6,770	Ciena Corp.*	986,186
4,327	CommVault Systems, Inc.*	816,851
63,506	DoubleVerify Holdings, Inc.*	760,802
14,857	Kulicke & Soffa Industries, Inc. (Singapore)	603,789
46,224	LiveRamp Holdings, Inc.*	1,254,519
7,052	Onto Innovation, Inc.*	911,259
6,810	Qualys, Inc.*	901,167
40,414	RingCentral, Inc. - Class A*	1,145,333
8,599	SPS Commerce, Inc.*	895,500
13,444	Tower Semiconductor Ltd. (Israel)*	972,001
		11,444,246
	Health Care — 18.3%
15,314	Bio-Techne Corp.	851,918
33,770	Certara, Inc.*	412,669
2,028	Chemed Corp.	908,017
8,130	Doximity, Inc. - Class A*	594,709
8,443	Encompass Health Corp.	1,072,430
5,197	Ensign Group, Inc. (The)	897,886
16,182	Globus Medical, Inc. - Class A*	926,743
24,527	Haemonetics Corp.*	1,195,446
17,334	LivaNova PLC*	907,955
10,942	Merit Medical Systems, Inc.*	910,703
41,735	Option Care Health, Inc.*	1,158,563
57,159	Progyny, Inc.*	1,230,062
		11,067,101
	Consumer Discretionary — 14.0%
12,068	Champion Homes, Inc.*	921,633
7,810	Crocs, Inc.*	652,526
12,804	Frontdoor, Inc.*	861,581
4,010	Grand Canyon Education, Inc.*	880,275
18,225	Malibu Boats, Inc. - Class A*	591,401
8,230	PVH Corp.	689,427
19,530	Steven Madden Ltd.	653,865
8,008	Stride, Inc.*	1,192,712
4,708	Texas Roadhouse, Inc.	782,234
1,664	TopBuild Corp.*	650,391
17,680	YETI Holdings, Inc.*	586,622
		8,462,667
	Financials — 10.7%
13,820	Ameris Bancorp	1,013,144
Shares		Market Value
	Common Stocks — 99.8% (Continued)
	Financials — 10.7% (Continued)
26,964	Atlantic Union Bankshares Corp.	$ 951,560
2,616	Evercore, Inc. - Class A	882,429
58,867	FNB Corp.	948,347
26,700	Home BancShares, Inc.	755,610
9,694	SouthState Bank Corp.	958,446
16,525	Webster Financial Corp.	982,246
		6,491,782
	Real Estate — 6.4%
13,684	Agree Realty Corp. REIT	972,111
5,834	Colliers International Group, Inc. (Canada)	911,329
34,785	COPT Defense Properties REIT	1,010,852
27,678	STAG Industrial, Inc. REIT	976,757
		3,871,049
	Energy — 5.6%
17,707	Cactus, Inc. - Class A	698,895
3,520	Gulfport Energy Corp.*	637,050
17,860	HF Sinclair Corp.	934,792
45,060	Oceaneering International, Inc.*	1,116,587
		3,387,324
	Communication Services — 3.4%
34,720	Cargurus, Inc.*	1,292,625
19,269	Ziff Davis, Inc.*	734,149
		2,026,774
	Materials — 3.1%
4,122	Eagle Materials, Inc.	960,591
21,171	Silgan Holdings, Inc.	910,565
		1,871,156
	Total Common Stocks	$60,385,008
	Short-Term Investment Fund — 1.5%
890,300	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	890,300
	Total Investment Securities—101.3% (Cost $42,475,179)	$61,275,308
	Liabilities in Excess of Other Assets — (1.3%)	(771,883)
	Net Assets — 100.0%	$60,503,425
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$60,385,008	$—	$—	$60,385,008
Short-Term Investment Fund	890,300	—	—	890,300
Total	$61,275,308	$—	$—	$61,275,308
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
September 30, 2025 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2025, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2025.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.